LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
LAND USE RIGHTS, NET
Schedule of land use rights

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC (RMB in thousands).

	As of December 31,
	2023	2024
	RMB	RMB
Land use rights	1,947,145	2,004,651
Less: accumulated amortization	(126,133)	(166,636)
Land use rights, net	1,821,012	1,838,015